Annual Total Returns - Fidelity Emerging Markets Multifactor ETF [BarChart] - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity Emerging Markets Multifactor ETF
Bar Chart Table:
Annual Return 2020	7.42%
Annual Return 2021	(3.10%)